Subordinated debentures - Maturities of Subordinated Debentures (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of aggregate maturities of subordinated debentures based on the maturity dates under terms of issue [line items]
Subordinated debentures	$ 13,971	$ 13,556
Under 1 year [member]
Disclosure of aggregate maturities of subordinated debentures based on the maturity dates under terms of issue [line items]
Subordinated debentures	2,091
5 to 10 years [member]
Disclosure of aggregate maturities of subordinated debentures based on the maturity dates under terms of issue [line items]
Subordinated debentures	11,404
Over 10 years [member]
Disclosure of aggregate maturities of subordinated debentures based on the maturity dates under terms of issue [line items]
Subordinated debentures	$ 476